Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 19, 2012
Document And Entity Information
Entity Registrant Name	BLUEGATE CORP
Entity Central Index Key	0000768216
Document Type	POS AM
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 42,485
Entity Common Stock, Shares Outstanding		43,033,565
Document Fiscal Period Focus	Q4
Document Fiscal Year Focus	2011

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 5,937	$ 10,213
Accounts receivable, net	2,568	5,361
Prepaid expenses and other	6,587	16,862
Total current assets	15,092	32,436
Current liabilities:
Accounts payable	11,318	20,969
Accounts payable to related party	320,664	139,092
Accrued liabilities	30,212	52,918
Note payable to related party	1,200,000	1,200,000
Accrued liabilities to related parties	134,241	70,481
Deferred revenue	16,207	11,207
Derivative liabilities	0	22,000
Total current liabilities	1,712,642	1,516,667
Stockholders deficit:
Undesignated preferred stock, $.001 par value, 9,999,942 shares authorized, none issued and outstanding	0	0
Series C Convertible Non-Redeemable preferred stock, $.001 par value, 48 shares authorized, issued and outstanding at December 31, 2011 and 2010; $12,500 per share liquidation preference ($600,000 aggregate liquidation preference at December 31, 2011)	0	0
Series D Convertible Non-Redeemable preferred stock, $.001 par value, 10 and -0- shares authorized, issued and outstanding at December 31, 2011 and 2010, respectively; $8,725 per share liquidation preference ($87,250 aggregate liquidation preference at December 31, 2011)	0	0
Common stock, $.001 par value, 50,000,000 shares authorized, 46,033,565 and 26,033,565 shares issued and outstanding at December 31, 2011 and 2010, respectively	46,034	26,034
Additional paid-in capital	22,400,286	22,160,286
Accumulated deficit	(24,143,870)	(23,670,551)
Total stockholders deficit	(1,697,550)	(1,484,231)
Total liabilities and stockholders deficit	$ 15,092	$ 32,436

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Undesignated preferred stock, par value	$ 0.001	$ 0.001
Undesignated preferred stock, shares authorized, none issued and outstanding	9,999,942	9,999,942
Series C Convertible Non-Redeemable preferred stock par value	$ 0.001	$ 0.001
Series C Convertible Non-Redeemable preferred stock, shares authorized, issued and outstanding	48	48
Series C Convertible Non-Redeemable preferred stock, per share liquidation preference	$ 12,500	$ 12,500
Series C Convertible Non-Redeemable preferred stock, aggregate liquidiation value	$ 600,000	$ 600,000
Series D Convertible Non-Redeemable preferred stock, par value	$ 0.001	$ 0.001
Series D Convertible Non-Redeemable preferred stock, shares authorized, issued and outstanding	10	0
Series D Convertible Non-Redeemable preferred stock per share liquidation preference	$ 8,725	$ 8,725
Series D Convertible Non-Redeemable preferred stock, aggregate liquidation value	$ 87,250	$ 87,250
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued and outstanding	46,033,565	26,033,565

Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Service revenue	$ 222,758	$ 283,219
Cost of services	147,233	161,768
Gross profit	75,525	121,451
Selling, general and administrative expenses	277,084	285,581
Loss from operations	(201,559)	(164,130)
Interest expense	(293,760)	(84,486)
Gain on derivative financial instruments	22,000	3,000
Net loss	$ (473,319)	$ (245,616)
Net loss per share, basic and diluted	$ (0.02)	$ (0.01)
Basic and diluted weighted average shares outstanding	26,143,154	26,033,565

Shareholders Equity (USD $)	Common Stock	Series C Preferred Stock	Series D Preferred Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 26,034	$ 0	$ 0
Beginning Balance, Shares at Dec. 31, 2009	26,033,565	48	0	22,075,546	(23,424,935)	(1,323,355)
Issuance of common stock for related party debt, Shares			10
Issuance of common stock for related party debt, Amount			0	84,740		84,740
Net loss					(245,616)	(245,616)
Ending Balance, Amount at Dec. 31, 2010	26,034	0	0	22,160,286	(23,670,551)	(1,484,231)
Ending Balance, Shares at Dec. 31, 2010	26,033,565	48	10
Issuance of common stock for related party debt, Shares	20,000,000
Issuance of common stock for related party debt, Amount	20,000			240,000		260,000
Net loss					(473,319)	(473,319)
Ending Balance, Amount at Dec. 31, 2011	$ 46,034	$ 0	$ 0	$ 22,400,286	$ (24,143,870)	$ (1,697,550)
Ending Balance, Shares at Dec. 31, 2011	46,033,565	48	10

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (473,319)	$ (245,616)
Adjustments to reconcile net loss to net cash used in operating activities:
Derivative gain	(22,000)	(3,000)
Changes in operating assets and liabilities:
Accounts receivable	2,793	87,108
Prepaid expenses and other current assets	10,275	24,202
Accounts payable and accrued liabilities	(32,357)	(3,842)
Accounts payable to related party	181,572	43,328
Accrued liabilities to related parties	293,760	81,884
Deferred revenue	5,000	(935)
Net cash used in operating activities	(34,276)	(16,871)
Cash flows from financing activities:
Proceeds from related party short term debt	30,000	0
Net cash provided by financing activities	30,000	0
Net (decrease) in cash and cash equivalents	(4,276)	(16,871)
Cash and cash equivalents at beginning of period	10,213	27,084
Cash and cash equivalents at end of period	5,937	10,213
Non Cash Transactions:
Issuance of common stock for partial conversion of related party promissory note and accrued interest	260,000	0
Preferred stock issued for accrued interest on related party promissory note	0	84,740
Supplemental information:
Cash paid for interest	0	0
Cash paid for income taxes	$ 0

Basis Of Presentation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Basis Of Presentation

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Bluegate Corporation (“Bluegate” or the “Company") is a Nevada Corporation that consists of the networking service (carrier/circuit) business. It provides internet connectivity to corporate clients on a subscription basis; essentially operating as a value added provider.

The Company was originally incorporated as Solis Communications, Inc. on July 23, 2001 and adopted a name change to Crescent Communications Inc. upon completion of a reverse acquisition of Berens Industries, Inc. In 2004, we changed our name to Bluegate Corporation.

Following is a summary of the Company's significant accounting policies:

SIGNIFICANT ESTIMATES

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the periods. Actual results could differ from estimates making it reasonably possible that a change in the estimates could occur in the near term.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and its 100% owned subsidiary, Trilliant Technology Group, Inc., (TTG) after elimination of all significant inter-company accounts and transactions. TTG was dissolved on September 28, 2010.

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform to the current year presentation.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid short-term investments with an original maturity of three months or less when purchased, to be cash equivalents.

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable are amounts due on sales, are unsecured and are carried at their estimated collectible amounts. Credit is generally extended on a short-term basis; thus accounts receivable do not bear interest although a finance charge may be applied to such receivables that are more than thirty days past due. Accounts receivable are periodically evaluated for collectability based on past credit history with clients. Provisions for losses on accounts receivable are determined on the basis of loss experience, known and inherent risk in the account balance and current economic conditions. Accounts receivable are not secured. In February 2008, as a result of the transaction described in footnote 6 – notes payable to related party and footnote 9 – stockholders’ deficit, as condition to and as additional consideration for SAI Corporation’s (“SAIC”) agreement to lend funds to the Company, the Company granted SAIC a security interest in its assets as more specifically detailed in the Promissory Note and Security Agreement.

INCOME TAXES

The Company uses the liability method of accounting for income taxes. Under this method, deferred income taxes are recorded to reflect the tax consequences on future years of temporary differences between the tax basis of assets and liabilities and their financial amounts at year-end. The Company provides a valuation allowance to reduce deferred tax assets to their net realizable value.

STOCK-BASED COMPENSATION

ASC 718, “Accounting for Stock-Based Compensation" established financial accounting and reporting standards for stock-based employee compensation plans. It defines a fair value based method of accounting for an employee stock option or similar equity instrument. In January 2006, Bluegate implemented ASC 718, and accordingly, Bluegate accounts for compensation cost for stock option plans in accordance with ASC 718.

Bluegate accounts for share based payments to non-employees in accordance with ASC 505-50 “Accounting for Equity Instruments Issued to Non-Employees for Acquiring, or in Conjunction with Selling, Goods or Services.”

EMBEDDED CONVERSION FEATURES

Bluegate evaluates embedded conversion features within convertible debt and convertible preferred stock under ASC 815-15 to determine whether the embedded conversion feature should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If the conversion feature does not require derivative treatment under ASC 815-15, the instrument is evaluated under ASC 470-20 and ASC 470-20 for consideration of any beneficial conversion feature.

DERIVATIVE FINANCIAL INSTRUMENTS

Bluegate does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. Bluegate evaluates all of it financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to income. For option-based derivative financial instruments, Bluegate uses the Black-Scholes option-pricing model to value the derivative instruments at inception and subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

On December 29, 2011 we received notification that the remaining 6,000,000 warrants with an anti-dilutive provision issued to related party, SAI Corporation, were to be canceled; therefore there were no derivative financial instruments outstanding at December 31, 2011.

FAIR VALUE MEASUREMENTS

In September 2006, the FASB issued ASC 820 which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of ASC 820 were effective January 1, 2008. ASC 820 delays the effective date for nonfinancial assets and liabilities, except for items that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually), until fiscal years beginning after November 15, 2008.

As defined in ASC 820, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable. The Company classifies fair value balances based on the observability of those inputs. ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy defined by ASC 820 are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 primarily consists of financial instruments such as exchange-traded derivatives, marketable securities and listed equities.

Level 2 – Pricing inputs are other than quoted prices in active markets included in level 1, which are either directly or indirectly observable as of the reported date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and current market and contractual prices for the underlying instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category generally include non-exchange-traded derivatives such as commodity swaps, interest rate swaps, options and collars.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value as of December 31, 2011 and 2010. As required by ASC 820, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.

December 31, 2011
	Level 1	Level 2	Level 3	Total
Embedded derivatives	—	—	—	$—

	December 31, 2010
	Level 1	Level 2	Level 3	Total
Embedded derivatives	—	—	$22,000	$22,000

The derivatives listed above are carried at fair value. The fair value amounts in current period earnings associated with the Company’s derivatives resulted from Level 3 fair value methodologies; that is, the Company’s pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

REVENUE RECOGNITION

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectability is reasonably assured.

Revenue is recognized based upon contractually determined monthly service charges to individual customers. Some services are billed in advance and, accordingly, revenues are deferred until the period in which the services are provided. At December 31, 2011 and 2010, deferred service revenue was $16,207 and $11,207 respectively.

LOSS PER SHARE

Basic and diluted net loss per share is computed on the basis of the weighted average number of shares of common stock outstanding during each period. Potentially dilutive options that were outstanding during 2011 and 2010 were not considered in the calculation of diluted earnings per share because the Company's net loss rendered their impact anti-dilutive. Accordingly, basic and diluted losses per share were identical for the years ended December 31, 2011 and 2010.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

The Company does not expect any recent accounting pronouncements to have a material impact to its financial position or result of operations.

Going Concern Considerations	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Going Concern Considerations

2. GOING CONCERN CONSIDERATIONS

During the years ended December 31, 2011 and 2010, we have been unable to generate cash flows sufficient to support our operations and have been dependent on debt and equity raised from qualified individual investors and loans from a related party. We experienced negative financial results as follows:

	2011	2010
Net loss	$(473,319)	$(245,616)
Negative cash flow from operations	(34,276)	(16,871)
Negative working capital	(1,697,550)	(1,484,231)
Stockholders’ deficit	(1,697,550)	(1,484,231)

These factors raise substantial doubt about our ability to continue as a going concern. The consolidated financial statements contained herein do not include any adjustments relating to the recoverability and classification of recorded asset amounts or amounts and classification of liabilities that might be necessary should we be unable to continue in existence. Our ability to continue as a going concern is dependent upon our ability to generate sufficient cash flows to meet our obligations on a timely basis, to obtain additional financing as may be required, and ultimately to attain profitable operations. However, there is no assurance that profitable operations or sufficient cash flows will occur in the future.

We have supported current operations by: (1) raising additional operating cash through the private sale of our preferred and common stock, (2) issuing stock and options as compensation to certain employees and vendors in lieu of cash payments, (3) disposing of certain assets and business (see footnote 3) and (4) loans from a related party.

These steps have provided us with the cash flows to continue our business, but have not resulted in significant improvement in our financial position. We are considering alternatives to address our cash flow situation that include:

o                                 Raising capital through additional sale of our common stock and/or debt securities

o                                 Reducing cash operating expenses to levels that are in line with current revenues.

These alternatives could result in substantial dilution of existing stockholders. There can be no assurance that our current financial position can be improved, that we can raise additional working capital or that we can achieve positive cash flows from operations. Our long-term viability as a going concern is dependent upon the following:

o         Our ability to locate sources of debt or equity funding to meet current commitments and near-term future requirements.

o         Our ability to achieve profitability and ultimately generate sufficient cash flow from operations to sustain our continuing operations.

Disposition of Certain Assets and Business	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Disposition of Certain Assets and Business

3. DISPOSITION OF CERTAIN ASSETS AND BUSINESS

In order to preserve common shareholder value, avoid bankruptcy and minimize Bluegate’s ongoing loss, effective November 7, 2009, Bluegate entered into the following transactions: 1) disposed of certain Medical Grade Network (“MGN”) assets and business and the elimination of certain liabilities (consisting primarily of: a) furniture, computers and related software and peripherals with a $17,889 book value; b) contracts, agreements, lists of telephone and fax numbers, licenses, permits, intellectual properties, registered mark for MGN and business name of Bluegate with a -0- net book value; c) eliminated liabilities of $43,607 principally related to customer product prepays which were assumed by the purchaser) to Sperco, LLC (“Sperco”) (an entity controlled by Stephen Sperco (“SS”), our CEO/President/Director) for $200,000, with payment made by a combination of $100,000 cash and $100,000 forgiveness of debt to SAI Corporation (“SAIC”) (an entity controlled by SS), plus a net adjustment of $7,100 due to Bluegate from Sperco resulting from Bluegate’s collection of principally accounts receivable totaling $161,900 on behalf of Sperco for the period from November 8, 2009 through December 31, 2009, offset by Sperco’s payment of $169,000 to Bluegate for the personnel, facilities, tools, and resources necessary for Bluegate to support both the MGN and HIMS operations for Sperco for the same period; 2) entered into a Separation Agreement and Mutual Release in Full of all claims with Manfred Sternberg (“MS”) (former Director/Corporate Officer), which included the elimination of $28,499 of accrued director fees and vehicle allowances in exchange for repayment of a loan plus accrued interest totaling $44,369 to MS; and 3) entered into A Separation Agreement and Mutual Release in Full of all claims with William Koehler (“WK”) (former Director/Corporate Officer), which included the elimination of $28,499 of accrued director fees and vehicle allowances in exchange for repayment of a loan plus accrued interest totaling $44,374 with a direct payment to WK’s American Express account and a $1 payment to WK; and 4) disposed of certain Trilliant Technology Group, Inc.’s assets and business (consisting primarily of: a) Computers and related software and peripherals with a -0- net book value; b) lists of telephone and fax numbers and intellectual properties with a -0- net book value) to Trilliant Corporation (an entity controlled by WK) for a cash payment of $5,000; and 5) disposed of certain Bluegate Healthcare Information Management Systems (“HIMS”) assets and business (consisting primarily of: a) Contracts, agreements and intellectual properties with a -0- net book value) to SAIC in exchange for a Mutual Release in Full of certain claims and a $1 payment to SAIC; and 6) obtained a Fairness Opinion dated November 6, 2009 presented by Convergent Capital Appraisers.

As a result of these transactions, Bluegate received $105,000 cash; reduced the secured note payable to SAIC by $100,000; paid off unsecured notes payable and accrued interest of $88,743 to MS and WK; eliminated $56,998 of accrued liabilities to MS and WK; recorded $24,234 of expenses (principally legal and professional); removed the remaining book value of fixed assets of $17,889, eliminated $43,607 of customer liabilities assumed by Sperco and the net effect of $263,484 as an increase to Additional paid-in capital since the effect was treated as related party forgiveness of debt. There was no income tax (benefit) recorded as a result of the disposition since Bluegate has sufficient unused net operating losses available. Additionally the agreement provided for Sperco, LLC to contract the services of Bluegate employees and resources from November 8, 2009 through December 31, 2009 for $169,000 and the $169,000 was treated as an increase to Additional paid-in capital. The revenue and loss applicable to discontinued operations in 2009 were $2,642,450 and 112,180, respectively.

Effective January 1, 2010 there were no Bluegate Corporation employees and Sperco, LLC commenced providing management, accounting and administrative services, as well as, network infrastructure and engineering support to Bluegate as needed in exchange for space and associated services. Effective July 1, 2010 Bluegate agreed to pay $15,000 monthly for those services and as of December 31, 2011 and 2010 Bluegate owes $270,000 and $90,000, respectively for those services and those amounts are included in the $320,664 balance and $139,092 balance under the caption accounts payable to related party on the balance sheet.

Accounts Receivable	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accounts Receivable

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consists of the following at December 31, 2011 and 2010:

	2011	2010
Accounts receivable	$2,616	$5,409
Less allowance for bad debts	(48)	(48)
	$2,568	$5,361

Accounts Payable To Related Party	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accounts Payable To Related Party

5.        ACCOUNTS PAYABLE TO RELATED PARTY

As a result of the November 2009 transaction described in footnote 3, the balance payable to Sperco, LLC for amounts collected by the Company on behalf of Sperco, LLC at December 31, 2011 and 2010 totaled $97,664 and $73,092, respectively and those amounts are included in the $320,664 balance and $139,092 balance under the caption accounts payable to related party on the balance sheet.

Effective January 1, 2010 there were no Bluegate Corporation employees and Sperco, LLC commenced providing management, accounting and administrative services, as well as, network infrastructure and engineering support to Bluegate as needed in exchange for space and associated services. Effective July 1, 2010 Bluegate agreed to pay $15,000 monthly for those services and as of December 31, 2011 and 2010 Bluegate owes $270,000 and $90,000, respectively and those amounts are included in the $320,664 balance and $139,092 balance under the caption accounts payable to related party on the balance sheet.

Effective July 1, 2010 through July 31, 2011, the Sperco entities agreed to pay a monthly amount of $4,000 for office space and associated services to Bluegate for the Sperco entities and as of December 31, 2011 and 2010, Sperco, LLC owed $47,000 and $24,000, respectively. Those amounts have been recorded as a reduction to rent expense and accounts payable to related party and are reflected in the $320,664 balance and $139,092 balance under the caption accounts payable to related party on the balance sheet.

Effective August 1, 2011, the Sperco entities entered into a lease agreement for space in Suite 350 of the same building and moved from Suite 600 to Suite 350. At the same time, Bluegate relocated to Suite 350 with the Sperco entities and agreed to pay the Sperco entities $1,000 rent on a month-to-month basis which totaled $5,000 for the months from August 1, 2011 through December 31, 2011, and as of December 31, 2011, the $5,000 amount is included in the $320,664 balance under the caption accounts payable to related party on the balance sheet.

Notes Payable To Related Party	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Notes Payable To Related Party

6. NOTE PAYABLE TO RELATED PARTY

12/31/2011	12/31/2010

Secured note payable to related party: During 2007, the Company entered into a line of credit agreement with SAI Corporation (“SAIC”), a corporation controlled by our CEO, Stephen Sperco, to borrow up to $500,000. On February 28, 2008, the line of credit agreement with SAIC was amended to increase the borrowing to $700,000 and on February 28, 2008, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. As condition to and as additional consideration for SAIC’s agreement to lend the funds to the Company, the Company granted SAIC a security interest in its assets as more specifically detailed in the Promissory Note and Security Agreement, and increased the interest rate from 12% to 15% per annum. On July 14, 2008, the line of credit agreement with SAIC was amended to increase the borrowing to $900,000 and on July 31, 2008, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. Upon Bluegate borrowing the additional $200,000, the Company agreed to pay (1) SAIC a $40,000 origination fee and (2) Sperco Technology Group, Inc. (“STG”), a corporation controlled by our CEO, Stephen Sperco, all past due amounts totaling $104,972. On August 14, 2008, the Company entered into a short term unsecured loan with SAIC to meet its working capital needs to borrow $65,000. Upon borrowing the $65,000, the Company agreed to pay SAIC a $6,500 origination fee and to repay SAIC with the first available funds once the August 15, 2008 payroll and medical insurance premium was paid. The Company paid the $65,000 loan and $6,500 fee on August 15, 2008. On August 28, 2008, the Company borrowed $50,000 from SAIC and agreed to pay SAIC a $5,000 origination fee. The Company paid the $50,000 funds borrowed and $5,000 fee on September 11, 2008. On October 16, 2008, the line of credit agreement with SAIC was amended to increase the borrowing to $1,100,000 and on October 21, 2008, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. Upon Bluegate borrowing the additional $200,000, the Company agreed to pay (1) SAIC a $20,000 origination fee and (2) Sperco Technology Group, Inc. all past due amounts. On February 23, 2009, the line of credit agreement with SAIC was amended to increase the borrowing to $1,300,000 and on February 26, 2009, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. Upon Bluegate borrowing the additional $200,000, the Company agreed to pay SAIC a $20,000 origination fee.

The note payable to SAIC is due on demand and pursuant to the terms of the note; SAIC made a demand for payment during 2009.  Thirty days elapsed since SAIC made demand for payment and we were unable to repay SAIC.  This debt was in default in the principal amount of $1,300,000. Effective November 7, 2009, as a result of the Company entering into an Asset Sale and Purchase Agreement to sell certain Bluegate Corporation Medical Grade Network (“MGN”) and Healthcare Information Management Systems (“HIMS”) assets to Sperco, LLC (a company controlled by Stephen Sperco) and SAIC, respectively, the principal amount of the SAIC debt was reduced to $1,200,000 as a result of $100,000 debt forgiveness and SAIC rescinded its demand for payment. Additionally, interest on the note payable to SAIC was suspended from November 1, 2009 through February 28, 2010.

Effective May 22, 2010, we sold 10 shares of Series D Preferred Stock to SAIC. SAIC agreed to grant a concession to the Company for the purchase of the 10 shares of a newly created Series D Convertible non-Redeemable Preferred Stock, par value $.001, by modifying the existing Promissory Note and Security Agreement as follows: (i) SAIC’s waiver of accrued interest of $84,740 for the period from February 1, 2010 through May 22, 2010, and (ii) SAIC’s waiver of any applicable interest payments for the period from May 23, 2010 through December 31, 2010 (estimated to be up to $109,973 without any present value effect).

On February 28, 2011, Bluegate borrowed $30,000 from SAIC to settle the lawsuit with Renaissance Healthcare Systems, Inc. through the Chapter 7 Trustee. On December 29, 2011 we issued 20,000,000 shares of common stock to SAIC for the cancellation of 7,500,000 Warrants and the partial settlement of the related party promissory note for $30,000 and the waiving of accrued interest payable of $230,000, for a total of $260,000. No gain was recognized because of the related party relationship and the full amount of the interest and debt settled was offset in Additional Paid in Capital.

$1,200,000	$1,200,000

Accrued Liabilities To Related Parties	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accrued Liabilities To Related Parties

7. ACCRUED LIABILITIES TO RELATED PARTIES

As of December 30, 2011 and 2010: (1) $37,916 of fees accrued to Board of Director member Stephen Sperco ($17,499) and former Board of Director member Dale Geary ($20,417) and (2) $6,000 of accrued vehicle allowances to Stephen Sperco are included under the caption accrued liabilities to related parties totaling $134,241 and $70,481, respectively on the balance sheet. On December 29, 2011 we issued 20,000,000 shares of common stock for the partial settlement of the related party promissory note for $30,000 and accrued interest payable of $230,000, or a total of $260,000. As of December 31, 2011 and 2010, accrued interest on the note payable to related party of $90,325 and 26,565, respectively are included under the caption accrued liabilities to related parties totaling $134,241 and $70,481, respectively on the balance sheet.

Income Taxes	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Income Taxes

8. INCOME TAXES

The composition of deferred tax assets at December 31, 2011 and 2010 were as follows:

Deferred tax assets	2011	2010
Benefit from carryforward of net operating loss	$2,237,000	$2,161,000
Less valuation allowance	(2,237,000)	(2,161,000)
Net deferred tax asset	$-	$-

The difference between the income tax benefit in the accompanying statement of operations and the amount that would result if the U.S. Federal statutory rate of 34% were applied to pre-tax loss for 2011 and 2010 is attributable to the valuation allowance.

At December 31, 2011, for federal income tax and alternative minimum tax reporting purposes, the Company has $6,579,000 in unused net operating losses available for carryforward to future years which will expire in various years through 2031. The majority of the unused net operating loss carryforward is limited to an annual amount of approximately $270,000 due to the change in control on June 28, 2007 (see below footnote 9 - Series C Preferred Stock).

Equity Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Equity Transactions

9. STOCKHOLDERS’ DEFICIT

SERIES C PREFERRED STOCK

In June 2007, Bluegate's board of directors approved the issuance of 48 shares of Series C voting convertible non-redeemable preferred stock with a par value of $0.001 per share and a liquidation value of $12,500 per share. Each share of Series C convertible preferred stock may be converted, at the option of the shareholder, into 25,000 shares of common stock or a total of 1,200,000 shares of common stock. Each share of preferred stock has 15 times the number of votes its conversion-equivalent number of shares of common stock, or 375,000 votes per share of preferred stock. The 48 shares of preferred stock will have an aggregate of 18 million votes.

On June 28, 2007, we sold 8 shares of Series C preferred stock for $100,000 in cash to SAI Corporation ("SAIC"), a corporation controlled by Stephen Sperco ("Sperco"). We also granted to SAIC warrants to purchase up to 1,000,000 common shares at $0.17 per share expiring in June 2012. On the same day we sold 40 shares of Series C preferred stock for $500,000 in cash to Sperco. We also granted to Sperco warrants to purchase up to 5,000,000 common shares at $0.17 per share expiring in June 2012. Mr. Sperco is our CEO and a director. On February 14, 2008, as a result of an equity transaction described below in Common Stock item (2), certain adjustment provisions in these warrant agreements were triggered. Pursuant to the adjustment provisions, the exercise price of the previously issued warrants to purchase 6,000,000 common shares at $0.17 per share was reduced to $0.0333334 per share.

Based upon the $600,000 investment in Series C preferred stock, we allocated the relative fair value of $100,000 to preferred stock and $500,000 to the warrants.

Bluegate analyzed the conversion feature associated with the preferred stock for derivative accounting consideration under ASC 815-20 Accounting for Derivative Instruments and Hedging Activities and ASC 815-15 Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company's Own Stock. Bluegate determined the conversion feature met the criteria for classification in equity and did not require derivative treatment under ASC 815-20 and ASC 815-15.

In accordance with ASC 470-20, Application of Issue No. 98-5 Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, which provides guidance on the calculation of a beneficial conversion feature on a convertible instrument, Bluegate has determined that the Series C shares issued had an aggregate beneficial conversion feature of $500,000 as of the date of issuance, resulting in a total discount of $600,000. Bluegate recorded this beneficial conversion feature as a deemed dividend upon issuance.

The warrants issued in this transaction were subject to a registration rights agreement which required Bluegate to register the underlying shares by September 28, 2007 or pay liquidated damages of 1.5% of the purchase price of the investment each month the shares were not registered. We filed with the Securities and Exchange Commission a Registration Statement which was effective as of August 30, 2007 with respect to these securities. There is no liability related to the registration rights agreements.

As a result of this transaction, net operating losses accumulated up through the change in control are limited by Internal Revenue Code Section 382 due to the change in control (see above footnote 8 – Income Taxes).

SERIES D PREFERRED STOCK

In May 2010, Bluegate’s board of directors approved the issuance of 10 shares of Series D voting convertible non-redeemable preferred stock with a par value of $.001 per share and a liquidation value of $8,725 per share. Each share of Series D convertible preferred stock may be converted, at the option of the shareholder, into 25,000 shares of common stock or a total of 250,000 shares of common stock. Each share of preferred stock has 150 times the number of votes its conversion-equivalent number of shares of common stock, or 3,750,000 votes per share of preferred stock. The 10 shares of preferred stock will have an aggregate of 37,500,000 million votes.

On May 22, 2010, we sold 10 shares of Series D preferred stock to SAI Corporation (“SAIC”), a corporation controlled by Stephen Sperco by modifying the existing Promissory Note and Security Agreement as follows: (1) SAIC's waiver of accrued interest of $84,740 for the period from February 1, 2010 through May 22, 2010, and (2) SAIC's waiver of any applicable interest payments for the period from May 23, 2010 through December 31, 2010 (estimated to be up to $109,973 without any present value effect). See footnote 6.

STOCK OPTION PLANS

The Company had adopted the 2002 Stock and Stock Option Plan under which incentive stock options for up to 450,000 common shares may be awarded to officers, directors and key employees. The plan was designed to attract and reward key executive personnel. As of December 31, 2007, Bluegate has granted all 450,000 options and the 2002 stock plan is not active.

Stock options granted pursuant to the 2002 plan expire as determined by the board of directors. All of the options granted were at an option price equal to the fair market value of the common stock at the date of grant.

In 2005 the Company adopted the 2005 Stock and Stock Option Plan. The purpose of the 2005 plan is to further our interests, our Subsidiaries and our stockholders by providing incentives in the form of stock options to key employees, consultants, directors and others who contribute materially to our success and profitability. The grants recognize and reward outstanding individual performances and contributions and will give such persons a proprietary interest in us, thus enhancing their personal interest in our continued success and progress. The 2005 Plan also assists us and our subsidiaries in attracting and retaining key employees and Directors and is administered by the Board of Directors. The Board of Directors has the exclusive power to select the participants, to establish the terms of the stock and options granted to each participant, provided that all options granted shall be granted at an exercise price equal to at least 85% of the fair market value of the common stock covered by the option on the grant date and to make all determinations necessary or advisable under the 2005 plan. The maximum aggregate number of shares of common stock that may be granted or optioned and sold under the plan is 3,000,000 shares. As of December 31, 2011, 1,132,685 shares of common stock have been granted.

When applicable, Bluegate uses the Black-Scholes option pricing model to value stock options and warrants and the simplified method of calculating expected term as described in ASC 718.

SUMMARY OF STOCK OPTIONS

Non-statutory Stock Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at January 1, 2010	9,833,597	$0.39
Forfeited	(2,928,164)	0.42
Outstanding at January 1, 2011	6,905,433	0.29
Forfeited	(5,900,101)	0.39
Outstanding and exercisable at December 31, 2011	1,005,332	0.29	0.53

There was no aggregate intrinsic value of options outstanding or exercisable at December 31, 2011.

Options Outstanding	Options Currently Exercisable	Remaining Contractual Term (Years)	Exercise Price ($)	Vesting Date

2,083	2,083	0	0.34 - 0.80	January 2007
158,333	158,333	0 - 1	0.34 - 0.80	February 2007
58,333	58,333	0 - 1	0.34 - 0.80	March 2007
13,333	13,333	0 - 1	0.34 - 0.80	April 2007
23,333	23,333	0 - 1	0.34 - 0.80	May 2007
188,333	188,333	0 - 1	0.34 - 0.80	June 2007
23,333	23,333	0 - 1	0.34 - 0.80	July 2007
13,333	13,333	0 - 1	0.34 - 0.74	August 2007
23,333	23,333	0 - 1	0.19 - 0.74	September 2007
13,333	13,333	0 - 1	0.34	October 2007
13,750	13,750	0 - 1	0.25 - 0.34	November 2007
355,750	355,750	0 - 1	0.17 - 0.34	December 2007
17,500	17,500	0 - 1	0.25 - 0.34	January 2008
6,250	6,250	0 - 1	0.25 - 0.34	February 2008
6,250	6,250	0 - 1	0.25 - 0.34	March 2008
6,250	6,250	0 - 1	0.25 - 0.34	April 2008
5,417	5,417	0 - 1	0.25 - 0.34	May 2008
5,417	5,417	0 - 1	0.25 - 0.34	June 2008
2,917	2,917	0 - 1	0.25 - 0.34	July 2008
2,917	2,917	0 - 1	0.25 - 0.34	August 2008
2,917	2,917	0 - 1	0.25 - 0.34	September 2008
2,917	2,917	0 - 1	0.25 - 0.34	October 2008
2,917	2,917	0 - 1	0.25 - 0.34	November 2008
2,921	2,921	0 - 1	0.25 - 0.34	December 2008
417	417	1	0.25	January 2009
417	417	1	0.25	February 2009
50,417	50,417	1	0.10 - 0.25	March 2009
417	417	1	0.25	April 2009
417	417	1	0.25	May 2009
417	417	1	0.25	June 2009
417	417	1	0.25	July 2009
417	417	1	0.25	August 2009
417	417	1	0.25	September 2009
409	409	1	0.25	October 2009
1,005,332	1,005,332

SUMMARY OF STOCK WARRANTS

	NUMBER OF SHARES UNDER WARRANTS	EXERCISE PRICES ($)	WEIGHTED AVERAGE EXERCISE PRICE ($)	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)
Outstanding at January 1, 2010	17,437,800	0.03 - 1.00	0.30
Forfeited	(1,196,667)	0.03 - 0.50	0.17
Outstanding at January 1, 2011	16,241,133	0.03 - 1.00	0.31
Forfeited or Canceled	(15,186,133)	0.03 - 1.00	0.29
Outstanding and Exercisable at December 31, 2011	1,055,000	0.03 - 1.00	0.68	0.30

There was no aggregate intrinsic value of the warrants at December 31, 2011.

NUMBER OF COMMON STOCK EQUIVALENTS	CURRENTLY EXERCISABLE	EXPIRATION DATE	REMAINING CONTRACTUAL LIFE (YEARS)	EXERCISE PRICE ($)
290,000	290,000	February 2012	1	0.75
145,000	145,000	February 2012	1	1.00
100,000	100,000	February 2012	1	0.03
200,000	200,000	March 2012	1	0.75
100,000	100,000	March 2012	1	1.00
60,000	60,000	May 2012	1	0.75
30,000	30,000	May 2012	1	1.00
130,000	130,000	January 2013	2	0.17
1,055,000	1,055,000

EQUITY TRANSACTIONS

Conversion of Debt to Equity:

On December 29, 2011 we issued 20,000,000 shares of common stock for the cancellation of 7,500,000 warrants and the partial settlement of the related party promissory note for $30,000 and the waiving of accrued interest payable of $230,000, for a total of $260,000. The debt and interest was relieved and the company would have reported a gain except that the transaction was with a related party. SAI Corporation, an entity controlled by Stephen Sperco, Director and CEO, received 20,000,000 shares.

As of December 31, 2011, the company has outstanding: (i) 46,033,565 shares of common stock; (ii) 1,055,000 warrants; (iii) 1,005,332 options; and, (iv) preferred stock that are convertible into 1,450,000 shares of common stock, resulting in on a fully diluted basis, 49,543,897 shares of common stock. The company has 50,000,000 shares of common stock authorized by our Articles of Incorporation.

When applicable, Bluegate uses the Black-Scholes option pricing model to value stock options and warrants and the simplified method of calculating expected term as described in ASC 718.

Derivative Liabilities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Derivative Liabilities

10. DERIVATIVE LIABILITY

Embedded feature of equity-linked financial instrument:

In June 2008, the FASB finalized ASC 815-15, "Determining Whether an Instrument (or Embedded Feature) is indexed to an Entity's Own Stock". ASC 815-15 lays out a procedure to determine if an equity-linked financial instrument (or embedded feature) is indexed to its own common stock. ASC 815-15 is effective for fiscal years beginning after December 15, 2008. 9,034,800 of Bluegate’s outstanding warrants that were previously classified in equity were reclassified to derivative liabilities on January 1, 2009 as a result of ASC 815-15.  Bluegate estimated the fair value of these liabilities as of January 1, 2009 to be $84,000 by recording a reduction of $4,600,000 to Additional Paid In Capital and $4,516,000 to Accumulated Deficit. The effect of this adjustment is recorded as a cumulative effect of change in accounting principle in our consolidated statement of stockholders’ deficit. On December 29, 2011 we received notification that the remaining 6,000,000 warrants with an anti-dilutive provision issued to related party, SAI Corporation, were to be canceled. Due to the cancelation, there were no derivative financial instruments outstanding at December 31, 2011 and therefore, the fair value of these liabilities was -0- at December 31, 2011. The $22,000 change in fair value from 2010 is reported in our consolidated statement of operations as a gain on derivative financial instruments.

Bluegate used the Black-Scholes option pricing model to value the embedded feature of the liability using the following assumptions: number of options as set forth in the option agreements; no expected dividend yield; expected volatility of 340%; risk-free interest rates of 5.0%; and expected terms based on the contractual term.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Commitments and Contingencies

11. COMMITMENTS AND CONTINGENCIES

Lease Commitment

The Company operated from leased office space under an operating lease that was to expire in November 2013. Effective July 1, 2010, the Company renegotiated its lease agreement with the landlord to: (a) reduce the monthly rent to $4,000; (b) a termination date of December 31, 2010; and (c) agreed that the landlord and tenant each have the right to cancel the lease with a thirty day written notice. Effective January 1, 2011 through July 31, 2011, Bluegate paid $4,000 month-to-month rent which totaled $28,000 for the seven months.

Effective July 1, 2010 through July 31, 2011, the Sperco entities agreed to pay a monthly amount of $4,000 for office space and associated services to Bluegate for the Sperco entities. For the seven months ended July 31, 2011, $28,000 was recorded as a reduction in rent expense and accounts payable to related party.

Effective August 1, 2011, the Sperco entities entered into a lease agreement for space in Suite 350 of the same building and moved from Suite 600 to Suite 350. At the same time, Bluegate relocated to Suite 350 with the Sperco entities and agreed to pay the Sperco entities $1,000 rent on a month-to-month basis which totaled $5,000 for months from August 2011 through December 2011.

The net rent expense incurred under the operating lease was $5,000 and $54,478 for 2011 and 2010, respectively.

Contingencies

We were party in the following litigation:

In September 2010, Bluegate Corporation received notice that a prior client of Bluegate, Renaissance Healthcare Systems, Inc. through the Chapter 7 Trustee, filed a summons in an adversary proceeding against Bluegate Corporation while in bankruptcy under the recovery of money/property fraudulent transfer clause, attempting to reach back two years prior to the petition date. The amount in question was $68,480, (specifically four monthly payments Bluegate received from its client in the ordinary course of business from March 18, 2008 through June 13, 2008), plus pre-judgment and post judgment interest, costs and attorneys fees. On November 19, 2010, an entry of default was entered. We believed the case was without merit; however, the parties agreed that they believed it to be in their mutual best interests to eliminate further expense of litigation and the inherent risk involved with contested litigation by settling all of their disputed and contested issues. In March 2011, both parties executed a trustee’s settlement agreement for a total payment by Bluegate Corporation of $30,000 ($20,000 due upon the execution of the agreement and ten (10) additional equal monthly installments of $1,000 each). As of September 22, 2011, we paid $30,000 to the Trustee and received from the bankruptcy court the “Unopposed Request to Set Aside Clerk’s Entry of Default and Dismiss Adversary Proceeding” dated September 22, 2011.

In November 2010, Bluegate Corporation filed a lawsuit against Electronic Medical Resources, LLC, ET. AL (“EMR”); In the C.C.C.L. No. 3 Harris County, Texas. We filed this lawsuit claiming breach of contract for services provided. In January 2011, the defendants filed a counterclaim. We believed the counterclaim was without merit; however, the parties agreed that they believed it to be in their mutual best interests to eliminate further expense of litigation and the inherent risk involved with contested litigation by settling all of their disputed and contested issues. In March 2011, all parties to both lawsuits executed a compromise settlement agreement and joint and mutual release with no amounts due to or from any party.

Related Party	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Related Party

12. RELATED PARTY TRANSACTIONS

During the years ended December 31, 2011 and 2010, the Company engaged in related party transactions as follows:

Secured note payable: During 2007, the Company entered into a line of credit agreement with SAI Corporation ("SAIC"), a corporation controlled by our CEO, Stephen Sperco (“SS”), to borrow up to $500,000. On February 28, 2008, the line of credit agreement with SAIC was amended to increase the borrowing to $700,000 and on February 28, 2008, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. As condition to and as additional consideration for SAIC’s agreement to lend the funds to the Company, the Company granted SAIC a security interest in its assets as more specifically detailed in the Promissory Note and Security Agreement, and increased the interest rate from 12% to 15% per annum. On July 14, 2008, the line of credit agreement with SAIC was amended to increase the borrowing to $900,000 and on July 31, 2008, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. Upon Bluegate borrowing the additional $200,000, the Company agreed to pay (1) SAIC a $40,000 origination fee and (2) Sperco Technology Group, Inc. (“STG”), a corporation controlled by SS, all past due amounts totaling $104,972. On August 14, 2008, the Company entered into a short term unsecured loan with SAIC to meet its working capital needs to borrow $65,000. Upon borrowing the $65,000, the Company agreed to pay SAIC a $6,500 origination fee and to repay SAIC with the first available funds once the August 15, 2008 payroll and medical insurance premium was paid. The Company paid the $65,000 loan and $6,500 fee on August 15, 2008. On August 28, 2008, the Company borrowed $50,000 from SAIC and agreed to pay SAIC a $5,000 origination fee. The Company paid the $50,000 funds borrowed and $5,000 fee on September 11, 2008. On October 16, 2008, the line of credit agreement with SAIC was amended to increase the borrowing to $1,100,000 and on October 21, 2008, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. Upon Bluegate borrowing the additional $200,000, the Company agreed to pay (1) SAIC a $20,000 origination fee and (2) STG all past due amounts totaling $56,837. On February 23, 2009, the line of credit agreement with SAIC was amended to increase the borrowing to $1,300,000 and on February 26, 2009, Bluegate borrowed the additional $200,000 from SAIC for working capital purposes. Upon Bluegate borrowing the additional $200,000, the Company agreed to pay SAIC a $20,000 origination fee.

The note payable to SAIC is due on demand and pursuant to the terms of the note; SAIC made a demand for payment during 2009.  Thirty days elapsed since SAIC made demand for payment and we were unable to repay SAIC and, as a result, this debt was in default in the principal amount of $1,300,000. Effective November 7, 2009, as a result of the Company entering into an Asset Sale and Purchase Agreement to sell certain Bluegate Corporation Medical Grade Network (“MGN”) and Healthcare Information Management Systems (“HIMS”) assets to Sperco, LLC (a company controlled by Stephen Sperco) and SAIC, respectively, the principal amount of the SAIC debt was reduced to $1,200,000 and SAIC rescinded its demand for payment. Additionally, interest on the note payable to SAIC was suspended from November 1, 2009 through February 28, 2010. See Disposition of Certain Assets and Business footnote 3.

Effective May 22, 2010, we sold 10 shares of Series D Preferred Stock to SAIC. SAIC agreed to grant a concession to the Company for the purchase of the 10 shares of a newly created Series D Convertible non-Redeemable Preferred Stock, par value $.001, by modifying the existing Promissory Note and Security Agreement as follows: (i) SAIC's waiver of accrued interest of $84,740 for the period from February 1, 2010 through May 22, 2010, and (ii) SAIC's waiver of any applicable interest payments for the period from May 23, 2010 through December 31, 2010 (estimated to be up to $109,973 without any present value effect).

On February 28, 2011, Bluegate borrowed $30,000 from SAIC to settle the lawsuit with Renaissance Healthcare Systems, Inc. through the Chapter 7 Trustee. On December 29, 2011 we issued 20,000,000 shares of common stock to SAIC for the cancellation of 7,500,000 Warrants and the partial settlement of the related party promissory note for $30,000 and the waiving of accrued interest payable of $230,000, or a total of $260,000. The conversion and effective purchase price per share was $0.013 when the market price was $0.003; therefore there was no excess of the fair value of the stock over the debt converted.

As of December 31, 2011 and 2010, the Company owed $1,200,000.

During 2011 and 2010, the Company incurred interest expense on the related party note payable debt of $293,760 and $84,486, respectively. At December 31, 2011 and 2010, $90,325 and $26,562 is payable to SAIC and included under the caption accrued liabilities to related parties totaling $134,241 and $70,481, respectively on the balance sheet.

Accounts payable to related party: SS is the founder and President of STG. STG is a privately held consulting firm that focuses in the areas of Telecommunications and Information Technology systems. STG provides independent, third party consulting, planning, and facilities management services. At December 31, 2011 and 2010 there were no amounts owed to STG.

SS is the sole manager and member of Sperco, LLC, a Texas limited liability company. On November 7, 2009, as a result of the Company entering into an Asset Sale and Purchase Agreement to sell certain Bluegate Corporation Medical Grade Network (“MGN”) and Healthcare Information Management Systems (“HIMS”) assets to Sperco, LLC, at December 31, 2011 and 2010, $97,664 and $73,092, respectively is payable to Sperco, LLC. Effective January 1, 2010 there were no Bluegate Corporation employees and Sperco, LLC commenced providing management, accounting and administrative services, as well as, network infrastructure and engineering support to Bluegate as needed in exchange for space and associated services. Effective July 1, 2010 Bluegate agreed to pay $15,000 monthly for those services and as of December 31, 2011 and 2010 Bluegate owes $270,000 and $90,000, respectively and those amounts are included in the $320,664 balance and $139,092 balance under the caption accounts payable to related party on the balance sheet.

SS is the sole manager and member of Structured Systems Design, LLC, (“SSD”) a Delaware limited liability company. Effective July 1, 2010 through July 31, 2011, SSD in conjunction with other Sperco entities agreed to pay a monthly amount of $4,000 for office space and associated services to Bluegate for the Sperco entities and as of December 31, 2011 and 2010, Sperco, LLC owed $47,000 and $24,000, respectively. Those amounts have been recorded as a reduction to rent expense and accounts payable to related party and are reflected in the $320,664 balance and $139,092 balance under the caption accounts payable to related party on the balance sheet.

Effective August 1, 2011, the Sperco entities entered into a lease agreement for space in Suite 350 of the same building and moved from Suite 600 to Suite 350. At the same time, Bluegate relocated to Suite 350 with the Sperco entities and agreed to pay the Sperco entities $1,000 rent on a month-to-month basis which totaled $5,000 for the months from August 1, 2011 through December 31, 2011, and as of December 31, 2011, the $5,000 amount is included in the $320,664 balance under the caption accounts payable to related party on the balance sheet.

Accrued liabilities to related parties: As of December 30, 2011 and 2010: (1) $37,916 of fees accrued to Board of Director member Stephen Sperco ($17,499) and former Board of Director member Dale Geary ($20,417) and (2) $6,000 of accrued vehicle allowances to Stephen Sperco are included under the caption accrued liabilities to related parties totaling $134,241 and $70,481, respectively on the balance sheet. On December 29, 2011 we issued 20,000,000 shares of common stock for the cancellation of 7,500,000 Warrants and the partial settlement of the related party promissory note for $30,000 and the waiving of accrued interest payable of $230,000, or a total of $260,000. As of December 31, 2011 and 2010, accrued interest on the note payable to related party of $90,325 and 26,565, respectively are included under the caption accrued liabilities to related parties totaling $134,241 and $70,481, respectively on the balance sheet.

Office space: In May 2006 there was an agreement that Manfred Sternberg & Associates may occupy space and use the services of our offices for the term that the Company holds a lease on the property. As a result of the Company entering into a Separation Agreement and Mutual Release in Full of all claims with MS effective November 7, 2009, MS agreed to vacate the Company’s offices on or prior to February 28, 2010. See Disposition of Certain Assets and Business footnote 3.

Customers and Vendors	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Customers and Vendors

13. CUSTOMERS AND VENDORS

Major Customers. During 2011, our top five customers accounted for 25% of our service revenue and no single customer accounted for more than 15% of service revenue.

Major Vendors. During 2011, our top five vendors accounted for 79% of our purchases and no single vendor accounted for more than 43% of purchases.